Concentration of Credit Risk - Schedule of Concentration Risk by Risk Factor (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Accounts receivable			$ 3,875,548	$ 1,153,360
Accounts payable			$ 149,133	$ 186,505
Successor [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	75.00%		63.00%	57.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage	27.00%		23.00%	24.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage	21.00%		16.00%	17.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage	17.00%		13.00%	16.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage	10.00%		11.00%	0.00%
Successor [Member] | Accounts Receivable [Member]
Accounts receivable			$ 2,354,886	$ 300,785
Successor [Member] | Purchases [Member]
Concentration risk percentage	100.00%		99.00%	96.00%
Successor [Member] | Purchases [Member] | Supplier A [Member]
Concentration risk percentage	79.00%		10.00%	36.00%
Successor [Member] | Purchases [Member] | Supplier B [Member]
Concentration risk percentage	21.00%		54.00%	24.00%
Successor [Member] | Purchases [Member] | Supplier C [Member]
Concentration risk percentage	0.00%		35.00%	21.00%
Successor [Member] | Purchases [Member] | Supplier D [Member]
Concentration risk percentage	0.00%		0.00%	15.00%
Successor [Member] | Accounts Payable [Member]
Accounts payable			$ 136,515	$ 186,505
Predecessor [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		28.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage		15.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage		13.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage		0.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage		0.00%
Predecessor [Member] | Purchases [Member]
Concentration risk percentage		78.00%
Predecessor [Member] | Purchases [Member] | Supplier A [Member]
Concentration risk percentage		57.00%
Predecessor [Member] | Purchases [Member] | Supplier B [Member]
Concentration risk percentage		21.00%
Predecessor [Member] | Purchases [Member] | Supplier C [Member]
Concentration risk percentage		0.00%
Predecessor [Member] | Purchases [Member] | Supplier D [Member]
Concentration risk percentage		0.00%